Offsets	Apr. 28, 2026 USD ($) shares
Offset: 1
Offset Payment:
Offset Claimed	true
Rule 457(p) Offset	true
Registrant or Filer Name	BITMINE IMMERSION TECHNOLOGIES, INC.
Form or Filing Type	S-3
File Number	333-295329
Initial Filing Date	Apr. 24, 2026
Fee Offset Claimed	$ 1,597.91
Security Type Associated with Fee Offset Claimed	Equity
Security Title Associated with Fee Offset Claimed	Common Stock
Unsold Securities Associated with Fee Offset Claimed | shares	501,545
Unsold Aggregate Offering Amount Associated with Fee Offset Claimed	$ 11,570,643.15
Termination / Withdrawal Statement	A filing fee of $1,597.91 was previously paid in connection with the Registration Statement on Form S-3 (No. 333-295329) (the "Withdrawn Registration Statement") filed by the registrant on April 24, 2026. The registrant withdrew the Withdrawn Registration Statement by filing a Form RW on April 28, 2026. As the Withdrawn Registration Statement was not declared effective, no securities were sold thereunder. In accordance with Rule 457(p) of the Securities Act, such previously paid filing fee will offset the filing fee payable in connection with this filing.
Offset: 2
Offset Payment:
Offset Claimed	false
Rule 457(p) Offset	true
Registrant or Filer Name	BITMINE IMMERSION TECHNOLOGIES, INC.
Form or Filing Type	S-3
File Number	333-295329
Filing Date	Apr. 24, 2026
Fee Paid with Fee Offset Source	$ 1,597.91